Commitments And Contingencies (Schedule Of Provision For Contingencies) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2012 vote	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Tax contingencies in Brazil		$ 1,999	$ 2,235
Labor contingencies in Brazil		10,360	9,484
Other		7,780	10,622
Subtotal		20,139	22,341
Judicial deposits		(7,935)	(7,519)
Provision for contingencies		12,204	14,822
Tax contingencies, accruals		0	13	3,770
Tax contingencies, currency translation adjustment		0	(527)	(2,327)
Settlements for tax contingencies accruals			991	11,473
Number of monthly installments for amnesty program	18
Amount reclassified to balance sheet	28,428		(271)
Additional amount reclassified to balance sheet				458
Labor contingencies in Brazil accruals		22,726	12,714	10,751
Labor contingencies in Brazil currency translation adjustment		(1,239)	(1,586)	(930)
Labor contingencies in Brazil settlement		20,582	15,900	15,211
Labor contingencies, balance sheet reclassification		(29)
Provision for contingencies, other contingencies accruals		3,620	4,546	1,251
Provision for contingencies, other contingencies , currency translation adjustment		(2,945)	(2,160)	(1,195)
Provision for contingencies, other contingencies settlements		2,974	2,060	736
Provision for contingencies, other contingencies, balance sheet reclassification		(543)	745
Provision for contingencies, judicial deposit net increase (decrease) amount		416	300	367
Provision for contingencies, judicial deposit foreign currency translation		$ (986)	$ (1,049)	$ (671)